REVENUE FROM CONTRACTS WITH CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2022
REVENUE FROM CONTRACTS WITH CUSTOMERS
Summary of disaggregation of the Group's revenue from contracts with customers by type and timing of revenue recognition

For the year ended December 31, 2022

	At a point in		Total
	time	Over time	revenue
Listing revenue	—	4,812	4,812
Lead generation revenue	2,368	—	2,368
Display advertising revenue	—	650	650
Other revenue	397	39	436
Total revenue	2,765	5,501	8,266

For the year ended December 31, 2021

	At a point in		Total
	time	Over time	revenue
Listing revenue	—	3,699	3,699
Lead generation revenue	1,332	—	1,332
Display advertising revenue	—	601	601
Other revenue	353	48	401
Total revenue	1,685	4,348	6,033

For the year ended December 31, 2020

	At a point in		Total
	time	Over time	revenue
Listing revenue	—	2,383	2,383
Lead generation revenue	994	—	994
Display advertising revenue	—	456	456
Other revenue	101	38	139
Total revenue	1,095	2,877	3,972

Summary of trade receivables and contract liabilities from contracts with customers

	December 31,	December 31,
	2022	2021
Trade receivables (Note 13)	384	225
Contract liabilities (including 39 of loyalty points (2021: 37))	(554)	(425)